PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 19,751,450	$ 9,431,058
Less: accumulated depreciation	(2,697,963)	(2,328,503)
Property, plant and equipment, net	17,053,487	7,102,555
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	8,994,922	3,152,265
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	553,048	466,386
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	217,118	172,923
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	73,639	94,652
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	8,199,689	3,932,974
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,713,034	$ 1,611,858